Lord Abbett

Quarterly Portfolio Holdings Report

Lord Abbett

Climate Focused Bond Fund
International Growth Fund
Mid Cap Innovation Growth Fund
Short Duration High Yield Fund

For the period ended October 31, 2021

Schedule of Investments (unaudited)

CLIMATE FOCUSED BOND FUND October 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
LONG-TERM INVESTMENTS 94.62%

ASSET-BACKED SECURITIES 2.35%

Automobiles 1.00%
Tesla Auto Lease Trust 2019-A C†	2.68%	1/20/2023	$125		$127,229
Tesla Auto Lease Trust 2021-A B†	1.02%	3/20/2025	100		99,892
Total					227,121

Others 1.35%
Aqua Finance Trust 2021-A C†	3.14%	7/17/2046	110		109,555
Sunrun Demeter Issuer 2021-2 A†	2.27%	1/30/2057	100		99,877	(a)
TRP - TRIP Rail Master Funding LLC 2021-2 A†	2.15%	6/19/2051	99		98,522
Total					307,954
Total Asset-Backed Securities (cost $536,490)					535,075

CONVERTIBLE BONDS 1.02%

Auto Manufacturers 0.19%
NIO, Inc. (China)†(b)	0.50%	2/1/2027	8		6,783
Tesla, Inc.	2.00%	5/15/2024	2		35,890
Total					42,673

Energy-Alternate Sources 0.83%
Enphase Energy, Inc.†	Zero Coupon	3/1/2026	37		40,224
NextEra Energy Partners LP†	Zero Coupon	6/15/2024	14		14,698
Plug Power, Inc.	3.75%	6/1/2025	3		23,012
SolarEdge Technologies, Inc. (Israel)(b)	Zero Coupon	9/15/2025	33		48,948
SunPower Corp.	4.00%	1/15/2023	16		24,541
Sunrun, Inc.†	Zero Coupon	2/1/2026	41		37,536
Total					188,959
Total Convertible Bonds (cost $205,687)					231,632

	Dividend Rate		Shares (000)

CONVERTIBLE PREFERRED STOCKS 0.07%

Electric: Utilities
Algonquin Power & Utilities Corp. (Canada)(b) (cost $16,000)	7.75%		–	(c)	15,430

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND October 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
CORPORATE BONDS 65.53%

Agriculture 0.31%
Darling Ingredients, Inc.†	5.25%		4/15/2027		$67	$69,513

Apparel 0.51%
Chanel Ceres plc(d)	0.50%		7/31/2026	EUR	100	115,575

Auto Parts & Equipment 1.01%
Aptiv Corp.	4.15%		3/15/2024		$25	26,685
Aptiv plc (Ireland)(b)	4.35%		3/15/2029		35	39,645
BorgWarner, Inc.	3.375%		3/15/2025		65	68,946
Dana, Inc.	4.25%		9/1/2030		93	94,228
Total						229,504

Banks 9.94%
AIB Group plc(d)	2.875% (5 Yr. EUSA + 3.30%	)#	5/30/2031	EUR	100	122,031
Bank Hapoalim BM (Israel)†(b)	3.255% (5 Yr. Treasury CMT + 2.16%	)#	1/21/2032		$200	200,754
Bank of Ireland Group plc(d)	0.375% (1 Yr. EUSA + .77%	)#	5/10/2027	EUR	100	114,110
Bank of Nova Scotia (The) (Canada)(b)	0.65%		7/31/2024		$75	74,330
Bank of Nova Scotia (The) (Canada)(b)	2.375%		1/18/2023		80	81,830
Barclays plc(d)	1.70% (5 Yr. GUKG + 1.75%	)#	11/3/2026	GBP	100	136,475
CaixaBank SA(d)	1.25% (5 Yr. EUSA + 1.63%	)#	6/18/2031	EUR	100	116,049
Citigroup, Inc.	1.678% (SOFR + 1.67%	)#	5/15/2024		$125	126,870
Danske Bank A/S(d)	0.75% (1 Yr. EUAMDB + .88%	)#	6/9/2029	EUR	100	114,375
Industrial & Commercial Bank of China Ltd. (Luxembourg)(b)	2.875%		10/12/2022		$200	203,745
Intesa Sanpaolo SpA(d)	0.75%		3/16/2028	EUR	100	115,293
JPMorgan Chase & Co.	0.768% (SOFR + .49%	)#	8/9/2025		$51	50,416
Kreditanstalt fuer Wiederaufbau (Germany)(b)	0.75%		9/30/2030		150	140,057
Kreditanstalt fuer Wiederaufbau(d)	0.875%		9/15/2026	GBP	75	102,014
Kreditanstalt fuer Wiederaufbau (Germany)(b)	2.00%		10/4/2022		$112	113,840
Landesbank Baden-Wuerttemberg(d)	1.50%		2/3/2025	GBP	100	137,061
Nordea Bank Abp(d)	0.50%		3/19/2031	EUR	100	114,395

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND October 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Banks (continued)
Standard Chartered plc (United Kingdom)†(b)	1.214% (1 Yr. Treasury CMT + .88%	)#	3/23/2025		$200	$199,234
Total						2,262,879

Beverages 0.28%
PepsiCo, Inc.	2.875%		10/15/2049		60	63,324

Building Materials 0.92%
Johnson Controls International plc Tyco Fire & Security Finance SCA	1.75%		9/15/2030		96	92,240
Owens Corning, Inc.	3.95%		8/15/2029		105	117,240
Total						209,480

Chemicals 1.72%
Sociedad Quimica y Minera de Chile SA (Chile)†(b)	3.50%		9/10/2051		200	195,542
SPCM SA (France)†(b)	3.375%		3/15/2030		200	195,750
Total						391,292

Commercial Services 1.96%
Global Payments, Inc.	3.20%		8/15/2029		75	78,475
Global Payments, Inc.	3.75%		6/1/2023		30	31,186
Massachusetts Institute of Technology	3.959%		7/1/2038		100	118,835
Techem Verwaltungsgesellschaft 674 mbH(d)	6.00%		7/30/2026	EUR	88	104,433
Techem Verwaltungsgesellschaft 675 mbH(d)	2.00%		7/15/2025	EUR	100	113,630
Total						446,559

Computers 0.40%
Apple, Inc.	3.00%		6/20/2027		$85	91,786

Distribution/Wholesale 0.51%
Rexel SA(d)	2.125%		6/15/2028	EUR	100	117,283

Diversified Financial Services 1.01%
Blackstone Property Partners Europe Holdings Sarl(d)	1.625%		4/20/2030	EUR	100	115,266
LeasePlan Corp. NV(d)	0.25%		2/23/2026	EUR	100	114,406
Total						229,672

Electric 11.73%
Audax Renovables SA(d)	4.20%		12/18/2027	EUR	100	105,452
Clearway Energy Operating LLC†	3.75%		2/15/2031		$70	69,389

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND October 31, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)		Fair Value
Electric (continued)
E.ON SE(d)	0.35%		2/28/2030		EUR	100	$113,627
EnBW Energie Baden-Wuerttemberg AG(d)	1.625% (5 Yr. EUAMBD + 1.73%	)#	8/5/2079		EUR	100	116,518
Energia Group NI FinanceCo plc/Energia Group ROI Holdings DAC(d)	4.00%		9/15/2025		EUR	100	115,247
Engie SA(d)	0.375%		6/21/2027		EUR	100	115,857
Iberdrola International BV(d)	1.45% (5 Yr. EUSA + 1.83%	)#	–	(e)	EUR	100	116,029
JSW Hydro Energy Ltd. (India)†(b)	4.125%		5/18/2031			$200	200,155
Leeward Renewable Energy Operations LLC†	4.25%		7/1/2029			102	102,640
Liberty Utilities Finance GP 1†	2.05%		9/15/2030			75	71,877
MidAmerican Energy Co.	3.95%		8/1/2047			65	78,121
NextEra Energy Capital Holdings, Inc.	1.90%		6/15/2028			141	139,449
NextEra Energy Operating Partners LP†	4.50%		9/15/2027			55	58,908
Northern States Power Co/MN	2.60%		6/1/2051			50	48,862
Orsted AS(d)	2.25% (5 Yr. EUSA + 1.90%	)#	11/24/3017		EUR	100	120,985
Pattern Energy Operations LP/Pattern Energy Operations, Inc.†	4.50%		8/15/2028			$79	81,864
Ren Finance BV(d)	0.50%		4/16/2029		EUR	100	114,545
Scottish Hydro Electric Transmission plc(d)	1.50%		3/24/2028		GBP	200	268,381
Solar Star Funding LLC†	5.375%		6/30/2035			$85	98,729
Southwestern Public Service Co.	3.75%		6/15/2049			50	57,816
Star Energy Geothermal Wayang Windu Ltd. (Indonesia)†(b)	6.75%		4/24/2033			168	187,702
Statnett SF(d)	0.518%		6/30/2023		SEK	2,000	233,201
Tucson Electric Power Co.	1.50%		8/1/2030			$60	56,475
Total							2,671,829

Electrical Components & Equipment 0.55%
Signify NV(d)	2.375%		5/11/2027		EUR	100	126,227

Electronics 0.31%
Hubbell, Inc.	3.50%		2/15/2028			$65	70,648

Energy-Alternate Sources 5.97%
Alerion Cleanpower SpA(d)	3.125%		12/19/2025		EUR	75	89,219
Cullinan Holdco Scsp†(d)	4.625%		10/15/2026		EUR	200	232,846
EEW Energy from Waste GmbH(d)	0.361%		6/30/2026		EUR	100	115,906

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND October 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Energy-Alternate Sources (continued)
Enviva Partners LP/Enviva Partners Finance Corp.†	6.50%		1/15/2026		$70	$72,486
Greenko Dutch BV (Netherlands)†(b)	3.85%		3/29/2026		197	199,197
Nordex SE(d)	6.50%		2/1/2023	EUR	100	117,618
Renewable Energy Group, Inc.†	5.875%		6/1/2028		$59	62,097
Scatec ASA†(d)	1.95% (3 Mo. EURIBOR + 2.50%	)#	8/19/2025	EUR	200	228,310
Sunnova Energy Corp.†	5.875%		9/1/2026		$73	74,186
TerraForm Power Operating LLC†	4.75%		1/15/2030		80	82,989
Topaz Solar Farms LLC†	5.75%		9/30/2039		70	85,357
Total						1,360,211

Environmental Control 1.86%
Derichebourg SA†(d)	2.25%		7/15/2028	EUR	100	118,048
FCC Servicios Medio Ambiente Holding SAU(d)	1.661%		12/4/2026	EUR	100	121,390
Madison IAQ LLC†	5.875%		6/30/2029		$68	67,575
Paprec Holding SA†(d)	3.50%		7/1/2028	EUR	100	115,814
Total						422,827

Food 0.79%
Co-Operative Group Ltd.(d)	5.125%		5/17/2024	GBP	100	143,755
Sysco Corp.	2.40%		2/15/2030		$35	35,467
Total						179,222

Forest Products & Paper 0.22%
Suzano Austria GmbH (Brazil)(b)	3.75%		1/15/2031		49	49,133

Health Care-Services 0.57%
Kaiser Foundation Hospitals	3.15%		5/1/2027		120	128,888

Investment Companies 0.50%
CBRE Global Investors Open-Ended Fund SCA SICAV-SIF Pan European Core Fund(d)	0.90%		10/12/2029	EUR	100	113,596

Machinery-Diversified 0.89%
Mueller Water Products, Inc.†	4.00%		6/15/2029		$110	111,925
Xylem Inc/NY	2.25%		1/30/2031		90	90,034
Total						201,959

Metal Fabricate-Hardware 0.41%
Advanced Drainage Systems, Inc.†	5.00%		9/30/2027		90	93,713

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND October 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Mining 0.52%
Novelis Sheet Ingot GmbH†(d)	3.375%	4/15/2029	EUR	100	$118,172

Miscellaneous Manufacturing 1.32%
Alstom SA(d)	0.25%	10/14/2026	EUR	100	114,983
Pentair Finance Sarl (Luxembourg)(b)	4.50%	7/1/2029		$60	68,391
Wabtec Transportation Netherlands BV(d)	1.25%	12/3/2027	EUR	100	117,331
Total					300,705

Multi-National 6.31%
Asian Development Bank(d)	2.45%	1/17/2024	AUD	105	81,118
Asian Development Bank (Philippines)(b)	3.125%	9/26/2028		$135	149,783
Asian Infrastructure Investment Bank (The)(d)	0.20%	12/15/2025	GBP	30	39,644
Asian Infrastructure Investment Bank (The) (China)(b)	0.50%	5/28/2025		$150	147,514
European Bank for Reconstruction & Development (United Kingdom)(b)	1.625%	9/27/2024		230	235,513
European Investment Bank (Luxembourg)(b)	2.125%	4/13/2026		200	208,775
European Investment Bank (Luxembourg)(b)	2.375%	5/24/2027		75	79,298
International Bank for Reconstruction & Development(d)	0.25%	1/29/2029	SEK	180	19,977
International Bank for Reconstruction & Development(d)	1.20%	7/22/2026	CAD	25	19,737
International Bank for Reconstruction & Development(d)	2.90%	11/26/2025	AUD	155	122,014
International Finance Corp.	2.00%	10/24/2022		$97	98,654
International Finance Corp.	2.125%	4/7/2026		225	234,682
Total					1,436,709

Municipal 1.24%
Transport for London(d)	2.125%	4/24/2025	GBP	200	282,033

Packaging & Containers 1.52%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance plc†(d)	3.00%	9/1/2029	EUR	100	113,483
Canpack SA/Canpack US LLC(d)	2.375%	11/1/2027	EUR	100	116,319
OI European Group BV(d)	2.875%	2/15/2025	EUR	100	116,326
Total					346,128

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND October 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Pharmaceuticals 0.84%
Eli Lilly & Co.(d)	0.50%	9/14/2033	EUR	100	$113,340
Pfizer, Inc.	2.625%	4/1/2030		$75	78,899
Total					192,239

Real Estate 1.05%
Canary Wharf Group Investment Holdings plc†(d)	2.625%	4/23/2025	GBP	100	138,145
Signa Development Finance SCS†(d)	5.50%	7/23/2026	EUR	100	101,584
Total					239,729

REITS 3.64%
Alexandria Real Estate Equities, Inc.	2.00%	5/18/2032		$22	21,209
Alexandria Real Estate Equities, Inc.	3.80%	4/15/2026		55	60,204
Cyrusone Europe Finance DAC(d)	1.125%	5/26/2028	EUR	100	113,554
Digital Dutch Finco BV(d)	1.00%	1/15/2032	EUR	100	111,793
Equinix, Inc.(d)	1.00%	3/15/2033	EUR	100	113,142
Equinix, Inc.	1.55%	3/15/2028		$50	48,501
HAT Holdings I LLC/HAT Holdings II LLC†	3.75%	9/15/2030		94	93,538
Kilroy Realty LP	4.75%	12/15/2028		45	51,901
Piedmont Operating Partnership LP	3.15%	8/15/2030		75	76,656
UDR, Inc.	3.10%	11/1/2034		80	83,090
Weyerhaeuser Co.	6.875%	12/15/2033		40	55,823
Total					829,411

Retail 0.80%
Starbucks Corp.	4.45%	8/15/2049		50	62,313
Walmart, Inc.	1.80%	9/22/2031		122	120,307
Total					182,620

Semiconductors 0.58%
Analog Devices, Inc.	2.95%	4/1/2025		63	66,650
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands)†(b)	3.40%	5/1/2030		60	64,530
Total					131,180

Software 0.42%
Fiserv, Inc.	3.20%	7/1/2026		90	95,711

Telecommunications 1.75%
Swisscom Finance BV(d)	0.375%	11/14/2028	EUR	100	116,063
Switch Ltd.†	3.75%	9/15/2028		$83	82,689

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND October 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Telecommunications (continued)
Verizon Communications, Inc.	3.875%		2/8/2029		$55	$61,326
Vmed O2 UK Financing I plc†(d)	4.50%		7/15/2031	GBP	100	137,539
Total						397,617

Transportation 1.90%
Central Japan Railway Co. (Japan)(b)	2.20%		10/2/2024		$200	205,910
Ferrovie dello Stato Italiane SpA(d)	0.375%		3/25/2028	EUR	100	115,024
Hamburger Hochbahn AG(d)	0.125%		2/24/2031	EUR	100	112,611
Total						433,545

Water 1.27%
American Water Capital Corp.	2.80%		5/1/2030		$100	104,188
Canal de Isabel II Gestion SA(d)	1.68%		2/26/2025	EUR	100	121,133
United Utilities plc (United Kingdom)(b)	6.875%		8/15/2028		$50	64,060
Total						289,381
Total Corporate Bonds (cost $15,032,161)						14,920,300

FLOATING RATE LOANS(f) 2.20%

Building & Construction 0.35%
Refficiency Holdings LLC 2021 Delayed Draw Term Loan(g)	–	(h)	12/31/2027		6	6,462
Refficiency Holdings LLC 2021 Term Loan	–	(h)	12/31/2027		33	33,348
Thermostat Purchaser III, Inc. Delayed Draw Term Loan(g)	–	(h)	8/24/2028		8	7,595
Thermostat Purchaser III, Inc. Term Loan	–	(h)	8/24/2028		32	32,479
Total						79,884

Building Materials 0.08%
Rexnord LLC 2021 Term Loan B	2.75% (1 Mo. LIBOR + 2.25%	)	10/4/2028		17	17,067

Electric: Generation 0.14%
ExGen Renewables IV, LLC 2020 Term Loan	3.50% (3 Mo. LIBOR + 2.50%	)	12/15/2027		31	31,378

Environmental 0.62%
Bingo Industries Ltd. Term Loan (Australia)(b)	4.00% (3 Mo. LIBOR + 3.50%	)	7/8/2028		30	30,000
Denali Water Solutions Term Loan B	5.00% (3 Mo. LIBOR + 4.25%	)	3/25/2028		62	62,018

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND October 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Environmental (continued)
EWT Holdings III Corp. 2021 Term Loan	2.625% (1 Mo. LIBOR + 2.50%	)	4/1/2028		$50	$49,626
Total						141,644

Integrated Energy 0.18%
Esdec Solar Group B.V. Term Loan B (Netherlands)(b)	5.75% (6 Mo. LIBOR + 5.00%	)	8/30/2028		41	41,842

Machinery 0.42%
Array Technologies, Inc. Term Loan B	3.75% (3 Mo. LIBOR + 3.25%	)	10/14/2027		58	58,128
Generac Power Systems, Inc. 2019 Term Loan B	1.832% (1 Mo. LIBOR + 1.75%	)	12/13/2026		38	37,778
Total						95,906

Multi-Line Insurance 0.13%
Filtration Group Corporation 2018 1st Lien Term Loan	3.088% (1 Mo. LIBOR + 3.00%	)	3/29/2025		30	29,359

Personal & Household Products 0.28%
AI Aqua Merger Sub, Inc. 2021 1st Lien Delayed Draw Term Loan	–	(h)	7/31/2028		7	6,978
AI Aqua Merger Sub, Inc. 2021 1st Lien Term Loan B	4.50% (1 Mo. LIBOR + 4.00%	)	7/31/2028		56	55,828
Total						62,806
Total Floating Rate Loans (cost $496,096)						499,886

FOREIGN GOVERNMENT OBLIGATIONS 15.92%

Canada 1.38%
Province of Ontario Canada(d)	1.55%		11/1/2029	CAD	89	68,841
Province of Ontario Canada(d)	1.85%		2/1/2027	CAD	145	117,270
Province of Quebec Canada(d)	1.85%		2/13/2027	CAD	158	128,147
Total						314,258

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND October 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
France 2.65%
Action Logement Services(d)	0.50%	10/30/2034	EUR	200	$225,919
French Republic Government Bond OAT†(d)	0.50%	6/25/2044	EUR	135	149,802
SNCF Reseau(d)	0.75%	5/25/2036	EUR	100	116,895
Societe Du Grand Paris EPIC(d)	0.30%	9/2/2036	EUR	100	109,303
Total					601,919

Germany 0.71%
Bundesrepublik Deutschland Bundesanleihe(d)	Zero Coupon	8/15/2030	EUR	50	58,965
Bundesrepublik Deutschland Bundesanleihe(d)	Zero Coupon	8/15/2050	EUR	90	101,996
Total					160,961

Italy 0.41%
Italy Buoni Poliennali Del Tesoro†(d)	1.50%	4/30/2045	EUR	85	93,675

Japan 0.87%
Development Bank of Japan, Inc. (Japan)†(b)	0.50%	3/4/2024		$200	198,642

Netherlands 2.65%
BNG Bank NV (Netherlands)†(b)	1.50%	10/16/2024		200	203,666
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV (Netherlands)(b)	2.75%	2/20/2024		200	209,143
Nederlandse Waterschapsbank NV (Netherlands)(b)	1.00%	5/28/2030		200	189,785
Total					602,594

Norway 0.91%
Kommunalbanken AS (Norway)(b)	2.125%	2/11/2025		200	207,589

South Korea 1.79%
Industrial Bank of Korea (South Korea)†(b)	0.625%	9/17/2024		200	198,453
Korea Water Resources Corp. (South Korea)(b)	3.875%	5/15/2023		200	209,732
Total					408,185

Spain 1.47%
Adif Alta Velocidad(d)	0.55%	4/30/2030	EUR	100	115,752
Autonomous Community of Madrid Spain(d)	0.419%	4/30/2030	EUR	150	172,269
Spain Government Bond†(d)	1.00%	7/30/2042	EUR	41	46,527
Total					334,548

Sweden 2.77%
Kommuninvest I Sverige AB (Sweden)(b)	0.375%	6/19/2024		$200	197,979
Kommuninvest I Sverige AB (Sweden)†(b)	1.625%	4/24/2023		200	203,565

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND October 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Sweden (continued)
Sweden Government International Bond†(d)	0.125%		9/9/2030	SEK	1,000	$114,394	(a)
Sweden Government International Bond(d)	0.125%		9/9/2030	SEK	1,000	114,394
Total						630,332

United Kingdom 0.31%
United Kingdom Gilt(d)	0.875%		7/31/2033	GBP	53	70,890
Total Foreign Government Obligations (cost $3,699,381)						3,623,593

MUNICIPAL BONDS 2.82%

Government Guaranteed 0.09%
Metropolitan Government of Nashville & Davidson Co	2.611%		7/1/2036		$20	20,307

Revenue - Utilities - Other 0.22%
City of Corpus Christi TX Utility System Revenue	1.966%		7/15/2030		50	49,833

Tax Revenue 0.37%
Metropolitan Transportation Authority	5.175%		11/15/2049		45	61,658
Regional Transportation District Sales Tax Revenue	2.337%		11/1/2036		25	24,191
Total						85,849

Taxable Revenue - Water & Sewer 2.14%
City of Aurora CO Water Revenue	2.348%		8/1/2036		30	30,082
City of Dallas TX Waterworks & Sewer System Revenu	2.772%		10/1/2040		75	76,490
City of Los Angeles CA Wastewater System Revenue	5.713%		6/1/2039		50	70,070
City of Philadelphia PA Water & Wastewater Revenue	1.734%		11/1/2028		40	39,691
City of San Francisco CA Public Utilities Commissi	6.00%		11/1/2040		100	137,216
New York City Water & Sewer System	5.75%		6/15/2041		50	74,230
San Diego County Water Authority	1.951%		5/1/2034		60	59,421
Total						487,200
Total Municipal Bonds (cost $642,587)						643,189

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.38%
JP Morgan Chase Commercial Mortgage Securities Trust 2021-1440 B†	1.84% (1 Mo. LIBOR + 1.75%	)#	3/15/2036		110	110,179
One Bryant Park Trust 2019-OBP A†	2.516%		9/15/2054		100	102,728
VNDO Mortgage Trust 2012-6AVE C†	3.337%	#(i)	11/15/2030		100	101,641
Total Non-Agency Commercial Mortgage-Backed Securities (cost $313,263)						314,548

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND October 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATIONS 3.33%
U.S. Treasury Bond	1.75%	8/15/2041	$138	$132,890
U.S. Treasury Bond	2.00%	8/15/2051	50	50,727
U.S. Treasury Note	0.625%	7/31/2026	490	477,654
U.S. Treasury Note	1.25%	8/15/2031	100	97,187
Total U.S. Treasury Obligations (cost $759,459)				758,458
Total Long-Term Investments (cost $21,701,124)				21,542,111

SHORT-TERM INVESTMENTS 4.73%

Repurchase Agreements 4.73%
Repurchase Agreement dated 10/29/2021, 0.00% due 11/1/2021 with Fixed Income Clearing Corp. collateralized by $1,152,000 of U.S. Treasury Note at 0.50% due 10/31/2027; value: $1,099,274; proceeds: $1,077,709 (cost $1,077,709)			1,078	1,077,709
Total Investments in Securities 99.35% (cost $22,778,833)				22,619,820
Less Unfunded Loan Commitments (0.06%) (cost $14,061)				(14,057)
Net Investments in Securities 99.29% (cost $22,764,772)				22,605,763
Other Assets and Liabilities – Net(j) 0.71%				162,704
Net Assets 100.00%				$22,768,467

AUD	Australian Dollar.
CAD	Canadian Dollar.
EUR	Euro.
GBP	British Pound.
SEK	Swedish Krona.
CMT	Constant Maturity Rate.
EUAMDB	EUR Mid-Market Swap Rate.
EURIBOR	Euro Interbank Offered Rate.
EUSA	Euro Swap Rate.
GUKG	UK Generic government yield.
LIBOR	London Interbank Offered Rate.
SOFR	Secured Over Night Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At October 31, 2021, the total value of Rule 144A securities was $6,283,868, which represents 27.60% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at October 31, 2021.
(a)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Foreign security traded in U.S. dollars.
(c)	Amount represents less than 1,000 shares.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Security is perpetual in nature and has no stated maturity.

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND October 31, 2021

(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at October 31, 2021.
(g)	Security partially/fully unfunded.
(h)	Interest rate to be determined.
(i)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(j)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

Open Forward Foreign Currency Exchange Contracts at October 31, 2021:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Australian dollar	Buy	Bank of America	12/1/2021	9,000	$6,769	$6,771	$2
British pound	Buy	Bank of America	12/7/2021	112,000	152,165	153,288	1,123
Euro	Buy	Bank of America	12/10/2021	17,000	19,665	19,669	4
Euro	Buy	State Street Bank and Trust	12/10/2021	26,000	30,067	30,082	15
British pound	Sell	Barclays Bank plc	12/7/2021	1,245,000	1,726,057	1,703,963	22,094
Canadian dollar	Sell	Toronto Dominion Bank	1/20/2022	420,000	339,701	339,413	288
Euro	Sell	Goldman Sachs	12/10/2021	100,000	118,400	115,700	2,700
Euro	Sell	State Street Bank and Trust	12/10/2021	26,000	30,869	30,082	787
Euro	Sell	State Street Bank and Trust	12/10/2021	6,053,000	7,168,852	7,003,299	165,553
Euro	Sell	State Street Bank and Trust	12/10/2021	399,507	463,422	462,228	1,194
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$193,760

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	State Street Bank and Trust	12/7/2021	105,000	$145,343	$143,708	$(1,635)
Euro	Buy	Bank of America	12/10/2021	152,000	177,844	175,863	(1,981)
Euro	Buy	Goldman Sachs	12/10/2021	219,000	254,768	253,382	(1,386)
Euro	Buy	State Street Bank and Trust	12/10/2021	224,000	259,994	259,167	(827)
Euro	Buy	Toronto Dominion Bank	12/10/2021	201,000	233,362	232,556	(806)
Australian dollar	Sell	State Street Bank and Trust	12/1/2021	281,000	205,181	211,406	(6,225)
British pound	Sell	Bank of America	12/7/2021	53,000	72,388	72,538	(150)
Swedish krona	Sell	Goldman Sachs	1/21/2022	4,160,000	483,109	485,007	(1,898)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(14,908)

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND October 31, 2021

Open Futures Contracts at October 31, 2021:

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Appreciation
Euro-Bobl	December 2021	6	Short	EUR	(815,209)	EUR	(802,560)	$14,623
Euro-Bund	December 2021	2	Short	EUR	(345,756)	EUR	(336,240)	11,001
U.S. 10-Year Ultra Treasury Note	December 2021	7	Short		$(1,038,667)		$(1,015,219)	23,448
U.S. 5-Year Treasury Note	December 2021	16	Short		(1,978,657)		(1,948,000)	30,657
U.S. Ultra Treasury Bond	December 2021	3	Long		585,330		589,219	3,889
Total Unrealized Appreciation on Open Futures Contracts								$83,618

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Depreciation
Euro- Buxl	December 2021	1	Long	EUR	211,942	EUR	208,980	$(3,424)
U.S. 2-Year Treasury Note	December 2021	1	Short		$(219,092)		$(219,250)	(158)
Total Unrealized Depreciation on Open Futures Contracts								$(3,582)

The following is a summary of the inputs used as of October 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Others	$–	$208,077	$99,877	$307,954
Remaining Industries	–	227,121	–	227,121
Convertible Bonds	–	231,632	–	231,632
Convertible Preferred Stocks	15,430	–	–	15,430
Corporate Bonds	–	14,920,300	–	14,920,300
Floating Rate Loans	–	499,886	–	499,886
Less Unfunded Commitments	–	(14,057)	–	(14,057)
Foreign Government Obligations	–	3,509,199	114,394	3,623,593
Municipal Bonds	–	643,189	–	643,189
Non-Agency Commercial
Mortgage-Backed Securities	–	314,548	–	314,548
U.S. Treasury Obligations	–	758,458	–	758,458
Short-Term Investments
Repurchase Agreements	–	1,077,709	–	1,077,709
Total	$15,430	$22,376,062	$214,271	$22,605,763
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$193,760	$–	$193,760
Liabilities	–	(14,908)	–	(14,908)
Futures Contracts
Assets	83,618	–	–	83,618
Liabilities	(3,582)	–	–	(3,582)
Total	$80,036	$178,852	$–	$258,888
(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three- tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

CLIMATE FOCUSED BOND FUND October 31, 2021

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

Investment Type	Asset- Backed Securities	Corporate Bonds	Floating Rate Loans	Foreign Government Obligations
Balance as of August 1, 2021	$–	$282,928	$19,925	$–
Accrued Discounts (Premiums)	–	–	–	(10)
Realized Gain (Loss)	–	–	–	–
Change in Unrealized Appreciation (Depreciation)	(85)	–	–	(2,626)
Purchases	99,962	–	–	–
Sales	–	–	–	–
Transfers into Level 3	–	–	–	117,030
Transfers out of Level 3	–	(282,928)	(19,925)	–
Balance as of October 31, 2021	$99,877	$–	$–	$114,394
Change in unrealized appreciation/depreciation for the period ended October 31, 2021, related to Level 3 investments held at October 31, 2021	$(85)	$–	$–	$(2,626)

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)

INTERNATIONAL GROWTH FUND October 31, 2021

Investments	Shares	U.S. $ Fair Value (000)
LONG-TERM INVESTMENTS 96.39%

COMMON STOCKS 96.39%

Argentina 0.99%
Internet & Direct Marketing Retail
MercadoLibre, Inc.*	14	$21

Australia 2.49%
Capital Markets 0.75%
Macquarie Group Ltd.	108	16	(a)
Equity Real Estate Investment Trusts 0.80%
Goodman Group	1,023	17
Metals & Mining 0.94%
BHP Group Ltd.	716	20
Total Australia		53

Canada 3.14%
Aerospace & Defense 0.94%
CAE, Inc.*	658	20
Banks 0.61%
Royal Bank of Canada	123	13
Information Technology Services 1.59%
Shopify, Inc. Class A*	23	34
Total Canada		67

China 5.30%
Interactive Media & Services 1.74%
Tencent Holdings Ltd.	610	37
Internet & Direct Marketing Retail 2.86%
Alibaba Group Holding Ltd.*	1,008	21
JD.com, Inc. Class A*	508	20
Meituan Class B†*	601	20
		61
Life Sciences Tools & Services 0.70%
Wuxi Biologics Cayman, Inc.†*	944	15
Total China		113

Denmark 6.19%
Air Freight & Logistics 1.31%
DSV PANALPINA A/S	118	28
Investments	Shares	U.S. $ Fair Value (000)
Denmark (continued)
Beverages 0.75%
Carlsberg A/S Class B	94	$16
Biotechnology 1.50%
Genmab A/S*	72	32
Pharmaceuticals 2.63%
Novo Nordisk A/S Class B	514	56
Total Denmark		132

France 15.38%
Aerospace & Defense 2.25%
Airbus SE*	197	25
Safran SA	170	23
		48
Beverages 1.41%
Pernod Ricard SA	129	30
Chemicals 1.22%
Air Liquide SA	159	26
Information Technology Services 1.13%
Capgemini SE	104	24
Life Sciences Tools & Services 0.89%
Sartorius Stedim Biotech	34	19
Personal Products 2.11%
L’Oreal SA	99	45
Professional Services 1.17%
Teleperformance	59	25
Software 1.17%
Dassault Systemes SE	425	25
Textiles, Apparel & Luxury Goods 4.03%
Kering SA	36	27
LVMH Moet Hennessy
Louis Vuitton SE	75	59
		86
Total France		328

Germany 4.27%
Chemicals 0.99%
Symrise AG	151	21
Pharmaceuticals 0.89%
Merck KGaA	80	19

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL GROWTH FUND October 31, 2021

Investments	Shares	U.S. $ Fair Value (000)
Germany (continued)
Semiconductors & Semiconductor Equipment 1.45%
Infineon Technologies AG	661	$31
Textiles, Apparel & Luxury Goods 0.94%
adidas AG	63	20
Total Germany		91

Hong Kong 2.95%
Insurance 1.73%
AIA Group Ltd.	3,309	37
Machinery 1.22%
Techtronic Industries Co. Ltd.	1,267	26
Total Hong Kong		63

Hungary 0.75%
Banks
OTP Bank Nyrt*	274	16

India 3.71%
Banks 1.41%
ICICI Bank Ltd. ADR	1,412	30
Information Technology Services 0.94%
Infosys Ltd. ADR	921	20
Oil, Gas & Consumable Fuels 1.36%
Reliance Industries Ltd.†	424	29
Total India		79

Indonesia 0.89%
Banks
Bank Rakyat Indonesia Persero Tbk PT	64,161	19

Ireland 0.80%
Construction Materials
CRH plc	351	17

Japan 10.55%
Auto Components 1.17%
Denso Corp.	346	25
Building Products 1.17%
Daikin Industries Ltd.	115	25
Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)
Electrical Equipment 0.89%
Fuji Electric Co. Ltd.	380	$19
Electronic Equipment, Instruments & Components 3.00%
Keyence Corp.	68	41
Omron Corp.	238	23
		64
Health Care Equipment & Supplies 1.17%
Hoya Corp.	172	25
Household Durables 2.02%
Sony Group Corp.	375	43
Machinery 1.13%
Ebara Corp.	440	24
Total Japan		225

Netherlands 6.05%
Chemicals 0.94%
Akzo Nobel NV	169	20
Information Technology Services 1.69%
Adyen NV†*	12	36
Semiconductors & Semiconductor Equipment 3.42%
ASML Holding NV	90	73
Total Netherlands		129

Norway 0.80%
Oil, Gas & Consumable Fuels
Equinor ASA	680	17

Saudi Arabia 0.84%
Internet & Direct Marketing Retail
Delivery Hero SE†*	143	18

South Korea 1.74%
Interactive Media & Services 0.94%
NAVER Corp.	59	20
Technology Hardware, Storage & Peripherals 0.80%
Samsung Electronics Co. Ltd.	281	17
Total South Korea		37

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(continued)

INTERNATIONAL GROWTH FUND October 31, 2021

Investments	Shares	U.S. $ Fair Value (000)
Spain 1.97%
Diversified Telecommunication Services 1.27%
Cellnex Telecom SA†	429	$27
Electric: Utilities 0.70%
Iberdrola SA	1,289	15
Total Spain		42

Sweden 5.07%
Electronic Equipment, Instruments & Components 1.27%
Hexagon AB B Shares	1,707	27
Machinery 2.35%
Atlas Copco AB A Shares	415	27
Epiroc AB Class A	943	23
		50
Software 1.45%
Cint Group AB*	891	14
Sinch AB†*	909	17
		31
Total Sweden		108

Switzerland 10.13%
Capital Markets 0.99%
Partners Group Holding AG	12	21
Food Products 3.61%
Nestle SA Registered Shares	582	77
Life Sciences Tools & Services 2.02%
Lonza Group AG	53	43
Pharmaceuticals 2.81%
Roche Holding AG	154	60
Textiles, Apparel & Luxury Goods 0.70%
On Holding AG Class A*	453	15
Total Switzerland		216

Taiwan 4.78%
Entertainment 1.36%
Sea Ltd. ADR*	83	29
Investments	Shares	U.S. $ Fair Value (000)
Taiwan (continued)
Semiconductors & Semiconductor Equipment 3.42%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	277	$31
Taiwan Semiconductor Manufacturing Co. Ltd.	1,961	42
		73
Total Taiwan		102

United Kingdom 5.21%
Beverages 2.06%
Diageo plc	888	44
Multi-Line Retail 0.80%
Next plc	151	17
Pharmaceuticals 2.35%
AstraZeneca plc	399	50
Total United Kingdom		111

United States 2.39%
Electrical Equipment 1.50%
Schneider Electric SE	184	32
Information Technology Services 0.89%
EPAM Systems, Inc.*	29	19
Total United States		51
Total Common Stocks 96.39% (cost $1,976,718)		2,055
Other Assets and Liabilities – Net 3.61%		77
Net Assets 100.00%		$2,132

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At October 31, 2021, the total value of Rule 144A securities was $161, which represents 7.55% of net assets.
(a)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security fair valued by the Pricing Committee.

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL GROWTH FUND October 31, 2021

The following is a summary of the inputs used as of October 31, 2021 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)	(000)	(000)	(000)	(000)
Long-Term Investments
Common Stocks
Argentina	$21	$–	$–	$21
Australia	–	37	16	53
Canada	67	–	–	67
India	79	–	–	79
Spain	15	27	–	42
Sweden	14	94	–	108
Switzerland	15	201	–	216
Taiwan	60	42	–	102
United States	19	32	–	51
Remaining Countries	–	1,316	–	1,316
Total	$290	$1,749	$16	$2,055
(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuer and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three- tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)

MID CAP INNOVATION GROWTH FUND October 31, 2021

Investments	Shares	Fair Value (000)
LONG-TERM INVESTMENTS 93.19%

COMMON STOCKS 93.19%

Aerospace & Defense 2.15%
Axon Enterprise, Inc.*	661	$119
TransDigm Group, Inc.*	70	44
Total		163

Banks 4.04%
First Republic Bank	216	47
Signature Bank	229	68
SVB Financial Group*	172	123
Western Alliance Bancorp	581	68
Total		306

Biotechnology 5.24%
Argenx SE ADR*	138	42
Genmab A/S ADR*	653	29
Horizon Therapeutics plc*	691	83
Intellia Therapeutics, Inc.*	338	45
Mirati Therapeutics, Inc.*	293	55
Natera, Inc.*	602	69
Sarepta Therapeutics, Inc.*	325	26
Seagen, Inc.*	275	48
Total		397

Building Products 0.65%
Trex Co., Inc.*	461	49

Capital Markets 2.40%
Jefferies Financial Group, Inc.	1,754	76
MSCI, Inc.	160	106
Total		182

Chemicals 1.23%
Albemarle Corp.	370	93

Commercial Services & Supplies 0.90%
Copart, Inc.*	438	68

Communications Equipment 0.95%
Arista Networks, Inc.*	175	72
Investments	Shares	Fair Value (000)
Containers & Packaging 0.58%
Avery Dennison Corp.	204	$44

Electrical Equipment 2.47%
AMETEK, Inc.	381	50
Generac Holdings, Inc.*	274	137
Total		187

Electronic Equipment, Instruments & Components 2.12%
Cognex Corp.	663	58
Trimble, Inc.*	1,173	103
Total		161

Entertainment 2.40%
Live Nation Entertainment, Inc.*	882	89
Warner Music Group Corp. Class A	1,872	93
Total		182

Equity Real Estate Investment Trusts 0.45%
SBA Communications Corp.	99	34

Health Care Equipment & Supplies 7.94%
Align Technology, Inc.*	86	54
Cooper Cos., Inc. (The)	102	42
DexCom, Inc.*	259	161
Edwards Lifesciences Corp.*	815	98
IDEXX Laboratories, Inc.*	191	127
Insulet Corp.*	283	88
Penumbra, Inc.*	115	32
Total		602

Health Care Technology 0.51%
Doximity, Inc. Class A*	559	39

Hotels, Restaurants & Leisure 2.97%
Caesars Entertainment, Inc.*	669	73
Chipotle Mexican Grill, Inc.*	42	75
Vail Resorts, Inc.	224	77
Total		225

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

MID CAP INNOVATION GROWTH FUND October 31, 2021

Investments	Shares	Fair Value (000)
Household Durables 0.72%
Sonos, Inc.*	1,699	$55

Information Technology Services 8.10%
Affirm Holdings, Inc.*	1,104	179
Cloudflare, Inc. Class A*	482	94
Endava plc ADR*	496	79
EPAM Systems, Inc.*	148	100
MongoDB, Inc.*	131	68
Shift4 Payments, Inc. Class A*	586	37
TaskUS, Inc. Class A*	984	57
Total		614

Interactive Media & Services 2.69%
Bumble, Inc. Class A*	1,267	67
Match Group, Inc.*	587	88
ZoomInfo Technologies, Inc. Class A*	734	49
Total		204

Internet & Direct Marketing Retail 0.70%
Etsy, Inc.*	211	53

Life Sciences Tools & Services 2.36%
Agilent Technologies, Inc.	575	90
Repligen Corp.*	306	89
Total		179

Machinery 1.58%
Dover Corp.	390	66
Kornit Digital Ltd. (Israel)*(a)	325	54
Total		120

Personal Products 0.45%
Olaplex Holdings, Inc.*	1,229	34

Pharmaceuticals 1.41%
Catalent, Inc.*	349	48
Intra-Cellular Therapies, Inc.*	1,368	59
Total		107
Investments	Shares	Fair Value (000)
Road & Rail 2.06%
Old Dominion Freight Line, Inc.	276	$94
XPO Logistics, Inc.*	721	62
Total		156

Semiconductors & Semiconductor Equipment 7.76%
Brooks Automation, Inc.	523	61
Enphase Energy, Inc.*	483	112
Entegris, Inc.	726	102
KLA Corp.	329	123
MKS Instruments, Inc.	234	35
Monolithic Power Systems, Inc.	194	102
Xilinx, Inc.	297	53
Total		588

Software 20.05%
Asana, Inc. Class A*	933	127
Avalara, Inc.*	503	90
Bill.com Holdings, Inc.*	285	84
Crowdstrike Holdings, Inc. Class A*	409	115
Datadog, Inc. Class A*	659	110
DocuSign, Inc.*	347	97
Dynatrace, Inc.*	899	68
Elastic NV*	388	67
Everbridge, Inc.*	290	46
Five9, Inc.*	216	34
HubSpot, Inc.*	242	196
Jamf Holding Corp.*	1,005	48
Lightspeed Commerce, Inc. (Canada)*(a)	636	62
Palantir Technologies, Inc. Class A*	3,581	93
Paycom Software, Inc.*	197	108
Trade Desk, Inc. (The) Class A*	683	51
Zscaler, Inc.*	388	124
Total		1,520

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(concluded)

MID CAP INNOVATION GROWTH FUND October 31, 2021

Investments	Shares	Fair Value (000)
Specialty Retail 3.69%
Carvana Co.*	215	$65
Dick’s Sporting Goods, Inc.	528	66
O’Reilly Automotive, Inc.*	79	49
RH*	70	46
Tractor Supply Co.	247	54
Total		280

Textiles, Apparel & Luxury Goods 4.62%
Crocs, Inc.*	862	139
Deckers Outdoor Corp.*	91	36
Lululemon Athletica, Inc. (Canada)*(a)	285	133
On Holding AG Class A (Switzerland)*(a)	1,230	42
Total		350
Total Common Stocks (cost $5,686,755)		7,064
Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENTS 1.35%

Repurchase Agreements 1.35%
Repurchase Agreement dated 10/29/2021, 0.00% due 11/1/2021 with Fixed Income Clearing Corp. collateralized by $109,300 of U.S. Treasury Note at 0.50% due 10/31/2027; value: $104,297; proceeds: $102,241 (cost $102,241)	$102	$102
Total Investments in Securities 94.54% (cost $5,788,996)		7,166
Other Assets and Liabilities – Net 5.46%		414
Net Assets 100.00%		$7,580

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of October 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Long-Term Investments
Common Stocks	$7,064	$–	$–	$7,064
Short-Term Investments
Repurchase Agreements	–	102	–	102
Total	$7,064	$102	$–	$7,166
(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

SHORT DURATION HIGH YIELD FUND October 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 97.14%

ASSET-BACKED SECURITIES 3.40%

Others
AMMC CLO Ltd. 2014-15A DRR†	3.524% (3 Mo. LIBOR + 3.40%	)#	1/15/2032	$100	$99,744
CIFC Funding III Ltd. 2021-3A D†	3.124% (3 Mo. LIBOR + 3.00%	)#	7/15/2036	150	149,271
Voya CLO Ltd. 2019-1A BR†	1.674% (3 Mo. LIBOR + 1.55%	)#	4/15/2031	150	150,271
Webster Park CLO Ltd. 2015-1A BR†	1.932% (3 Mo. LIBOR + 1.80%	)#	7/20/2030	250	250,125
Total Asset-Backed Securities (cost $645,451)					649,411

CONVERTIBLE BONDS 3.26%

Auto Manufacturers 0.27%
Ford Motor Co.†	Zero Coupon		3/15/2026	16	19,006
NIO, Inc. (China)†(a)	0.50%		2/1/2027	37	31,373
Total					50,379

Energy-Alternate Sources 0.19%
SolarEdge Technologies, Inc. (Israel)(a)	Zero Coupon		9/15/2025	24	35,599

Engineering & Construction 0.09%
Granite Construction, Inc.	2.75%		11/1/2024	13	17,297

Entertainment 0.35%
Live Nation Entertainment, Inc.	2.50%		3/15/2023	23	35,981
Vail Resorts, Inc.†	Zero Coupon		1/1/2026	27	29,855
Total					65,836

Health Care-Products 0.10%
Insulet Corp.	0.375%		9/1/2026	13	19,348

Home Builders 0.09%
Winnebago Industries, Inc.	1.50%		4/1/2025	13	16,715

Internet 0.55%
Airbnb, Inc.†	Zero Coupon		3/15/2026	27	26,501
Sea Ltd. (Singapore)(a)	2.375%		12/1/2025	7	26,753
Shopify, Inc. (Canada)(a)	0.125%		11/1/2025	14	17,833
Spotify USA, Inc.†	Zero Coupon		3/15/2026	20	19,062
Wayfair, Inc.	0.625%		10/1/2025	15	14,851
Total					105,000

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Machinery: Construction & Mining 0.08%
Bloom Energy Corp.	2.50%	8/15/2025	$7	$14,377

Mining 0.12%
Livent Corp.	4.125%	7/15/2025	7	23,503

Oil & Gas 0.12%
Antero Resources Corp.	4.25%	9/1/2026	5	23,472

Pharmaceuticals 0.12%
Dexcom, Inc.	0.75%	12/1/2023	6	22,759

REITS 0.14%
IH Merger Sub LLC	3.50%	1/15/2022	15	27,169

Software 0.66%
Avalara, Inc.†	0.25%	8/1/2026	18	18,887
Bentley Systems, Inc.†	0.125%	1/15/2026	15	17,100
Cloudflare, Inc.†	Zero Coupon	8/15/2026	31	39,173
Datadog, Inc.	0.125%	6/15/2025	11	20,887
Jamf Holding Corp.†	0.125%	9/1/2026	26	30,417
Total				126,464

Transportation 0.38%
Atlas Air Worldwide Holdings, Inc.	1.875%	6/1/2024	18	26,235
CryoPort, Inc.†	3.00%	6/1/2025	9	31,452
Scorpio Tankers, Inc. (Monaco)†(a)	3.00%	5/15/2025	15	15,346
Total				73,033
Total Convertible Bonds (cost $586,127)				620,951

CORPORATE BONDS 73.70%

Advertising 0.14%
Outfront Media Capital LLC/Outfront Media Capital Corp.†	6.25%	6/15/2025	25	26,187

Aerospace/Defense 2.75%
Bombardier, Inc. (Canada)†(a)	7.125%	6/15/2026	59	61,950
Howmet Aerospace, Inc.	6.875%	5/1/2025	80	92,798
Kratos Defense & Security Solutions, Inc.†	6.50%	11/30/2025	32	33,120
Spirit AeroSystems, Inc.†	5.50%	1/15/2025	35	36,488
SSL Robotics LLC†	9.75%	12/31/2023	9	9,731
TransDigm, Inc.	5.50%	11/15/2027	222	227,550
Triumph Group, Inc.	7.75%	8/15/2025	41	41,748

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Aerospace/Defense (continued)
Triumph Group, Inc.†	8.875%		6/1/2024		$19	$20,952
Total						524,337

Agriculture 0.19%
Turning Point Brands, Inc.†	5.625%		2/15/2026		36	36,541

Airlines 3.20%
Air Canada (Canada)†(a)	3.875%		8/15/2026		54	54,743
American Airlines Group, Inc.†	3.75%		3/1/2025		99	90,565
American Airlines Inc/AAdvantage Loyalty IP Ltd.†	5.50%		4/20/2026		11	11,553
American Airlines, Inc.†	11.75%		7/15/2025		150	186,000
Hawaiian Airlines 2013-1 Class A Pass Through Certificates	3.90%		7/15/2027		39	38,720
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.†	5.75%		1/20/2026		67	70,241
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.†	8.00%		9/20/2025		26	29,247
United Airlines 2020-1 Class A Pass Through Trust	5.875%		4/15/2029		13	14,174
United Airlines, Inc.†	4.375%		4/15/2026		112	116,001
Total						611,244

Apparel 0.23%
William Carter Co. (The)†	5.50%		5/15/2025		42	43,995

Auto Manufacturers 3.52%
Ford Motor Co.	4.346%		12/8/2026		130	139,148
Ford Motor Co.	9.00%		4/22/2025		408	491,130
JB Poindexter & Co., Inc.†	7.125%		4/15/2026		39	41,048
Total						671,326

Auto Parts & Equipment 0.37%
Clarios Global LP†	6.75%		5/15/2025		13	13,713
Goodyear Tire & Rubber Co. (The)	9.50%		5/31/2025		24	26,187
Tenneco, Inc.	5.00%		7/15/2026		32	31,248
Total						71,148

Banks 1.45%
Citigroup, Inc.	3.875% (5 Yr. Treasury CMT + 3.42%	)#	–	(b)	45	45,506
Citigroup, Inc.	5.95% (3 Mo. LIBOR + 4.07%	)#	–	(b)	27	28,013
JPMorgan Chase & Co.	4.00% (SOFR + 2.75%	)#	–	(b)	98	98,061

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)		Fair Value
Banks (continued)
Popular, Inc.	6.125%		9/14/2023			$49	$52,379
SVB Financial Group	4.25% (5 Yr. Treasury CMT + 3.07%	)#	–	(b)		27	27,132
Texas Capital Bancshares, Inc.	4.00% (5 Yr. Treasury CMT + 3.15%	)#	5/6/2031			25	26,053
Total							277,144

Building Materials 0.11%
Patrick Industries, Inc.†	7.50%		10/15/2027			20	21,450

Chemicals 1.66%
GCP Applied Technologies, Inc.†	5.50%		4/15/2026			36	36,909
Ingevity Corp.†	4.50%		2/1/2026			53	53,596
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%		4/1/2025			21	21,472
Tianqi Finco Co. Ltd.	3.75%		11/28/2022			200	187,495
Venator Finance Sarl/Venator Materials LLC (Luxembourg)†(a)	5.75%		7/15/2025			19	17,783
Total							317,255

Coal 0.98%
Coronado Finance Pty Ltd. (Australia)†(a)	10.75%		5/15/2026			34	37,029
Natural Resource Partners LP/NRP Finance Corp.†	9.125%		6/30/2025			26	26,221
Peabody Energy Corp.†	6.375%		3/31/2025			44	40,113
Warrior Met Coal, Inc.†	8.00%		11/1/2024			82	82,828
Total							186,191

Commercial Services 2.46%
Ahern Rentals, Inc.†	7.375%		5/15/2023			24	23,040
Alta Equipment Group, Inc.†	5.625%		4/15/2026			35	35,883
CPI CG, Inc.†	8.625%		3/15/2026			17	18,381
Hertz Corp. (The)	5.50%		10/15/2024			22	715
Hertz Corp. (The)	6.25%		10/15/2022			2	60
IPD 3 BV(c)	5.50%		12/1/2025		EUR	100	118,929
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc.†	5.00%		2/1/2026			$18	18,292
PeopleCert Wisdom Issuer plc†(c)	5.75%		9/15/2026		EUR	100	119,392
Prime Security Services Borrower LLC/Prime Finance, Inc.†	5.75%		4/15/2026			$30	32,127
Ritchie Bros Auctioneers, Inc. (Canada)†(a)	5.375%		1/15/2025			15	15,296
Sabre GLBL, Inc.†	7.375%		9/1/2025			14	14,892

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Commercial Services (continued)
Sabre GLBL, Inc.†	9.25%		4/15/2025		$20	$23,140
WASH Multifamily Acquisition, Inc.†	5.75%		4/15/2026		47	48,645
Total						468,792

Computers 1.31%
CA Magnum Holdings (Mauritius)†(a)(d)	5.375%		10/31/2026		200	205,176
Western Digital Corp.	4.75%		2/15/2026		40	44,000
Total						249,176

Cosmetics/Personal Care 0.16%
Coty, Inc.†	5.00%		4/15/2026		14	14,368
Coty, Inc.†	6.50%		4/15/2026		15	15,431
Total						29,799

Distribution/Wholesale 0.07%
Avient Corp.†	5.75%		5/15/2025		12	12,555

Diversified Financial Services 5.18%
Advisor Group Holdings, Inc.†	10.75%		8/1/2027		49	54,590
Air Lease Corp.	4.65% (5 Yr. Treasury CMT + 4.08%	)#	–	(b)	53	54,921
Aircastle Ltd.†	5.25% (5 Yr. Treasury CMT + 4.41%	)#	–	(b)	32	32,960
Aircastle Ltd.†	5.25%		8/11/2025		31	34,272
Alliance Data Systems Corp.†	4.75%		12/15/2024		32	32,776
Ally Financial, Inc.	4.70% (5 Yr. Treasury CMT + 3.87%	)#	–	(b)	49	50,929
Ally Financial, Inc.	5.75%		11/20/2025		25	28,391
Avolon Holdings Funding Ltd. (Ireland)†(a)	5.50%		1/15/2026		15	16,811
Credit Acceptance Corp.†	5.125%		12/31/2024		22	22,522
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%		9/15/2024		31	30,332
Jefferson Capital Holdings LLC†	6.00%		8/15/2026		43	43,598
LD Holdings Group LLC†	6.50%		11/1/2025		26	25,526
LFS Topco LLC†	5.875%		10/15/2026		18	18,540
Navient Corp.	6.75%		6/25/2025		120	132,221
OneMain Finance Corp.	7.125%		3/15/2026		63	71,584
OneMain Finance Corp.	8.25%		10/1/2023		58	64,556
OneMain Finance Corp.	8.875%		6/1/2025		88	95,260
PennyMac Financial Services, Inc.†	5.375%		10/15/2025		32	33,040
PHH Mortgage Corp.†	7.875%		3/15/2026		47	47,684

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)		Fair Value
Diversified Financial Services (continued)
PRA Group, Inc.†	7.375%		9/1/2025			$26	$27,755
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.†	2.875%		10/15/2026			23	22,871
VistaJet Malta Finance plc/XO Management Holding, Inc. (Malta)†(a)	10.50%		6/1/2024			43	46,468
Total							987,607

Electric 1.19%
Calpine Corp.†	5.25%		6/1/2026			34	35,027
Elwood Energy LLC	8.159%		7/5/2026			20	21,490
FirstEnergy Corp.	2.05%		3/1/2025			35	35,206
NextEra Energy Operating Partners LP†	3.875%		10/15/2026			35	37,278
Talen Energy Supply LLC	6.50%		6/1/2025			41	24,943
Terraform Global Operating LLC†	6.125%		3/1/2026			36	36,954
Vistra Corp.†	8.00% (5 Yr. Treasury CMT + 6.93%	)#	–	(b)		35	36,774
Total							227,672

Electronics 0.17%
Sensata Technologies BV†	5.00%		10/1/2025			30	32,900

Energy-Alternate Sources 1.05%
Cullinan Holdco Scsp†(c)	4.625%		10/15/2026		EUR	100	116,423
Enviva Partners LP/Enviva Partners Finance Corp.†	6.50%		1/15/2026			$23	23,817
Renewable Energy Group, Inc.†	5.875%		6/1/2028			17	17,893
Sunnova Energy Corp.†	5.875%		9/1/2026			41	41,666
Total							199,799

Engineering & Construction 0.75%
Brundage-Bone Concrete Pumping Holdings, Inc.†	6.00%		2/1/2026			27	28,303
Promontoria Holding 264 BV(c)	6.75%		8/15/2023		EUR	100	115,570
Total							143,873

Entertainment 3.44%
Buena Vista Gaming Authority†	13.00%		4/1/2023			$20	21,600
Caesars Entertainment, Inc.†	6.25%		7/1/2025			84	88,460
Caesars Entertainment, Inc.†	8.125%		7/1/2027			6	6,728
Caesars Resort Collection LLC/CRC Finco, Inc.†	5.75%		7/1/2025			13	13,676
CCM Merger, Inc.†	6.375%		5/1/2026			29	30,434
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op†	5.50%		5/1/2025			50	51,937

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Entertainment (continued)
Downstream Development Authority of the Quapaw Tribe of Oklahoma†	10.50%	2/15/2023		$44	$45,595
Empire Resorts, Inc.†	7.75%	11/1/2026		200	204,464
Inter Media & Communication SpA†(c)	4.875%	12/31/2022	EUR	93	107,320
Mohegan Gaming & Entertainment†	7.875%	10/15/2024		$9	9,360
Mohegan Gaming & Entertainment†	8.00%	2/1/2026		26	26,845
Raptor Acquisition Corp./Raptor Co-Issuer LLC†	4.875%	11/1/2026		19	19,262
Scientific Games International, Inc.†	8.625%	7/1/2025		16	17,287
Vail Resorts, Inc.†	6.25%	5/15/2025		12	12,655
Total					655,623

Environmental Control 0.13%
Waste Pro USA, Inc.†	5.50%	2/15/2026		25	24,783

Food 0.47%
Arcor SAIC (Argentina)†(a)	6.00%	7/6/2023		9	8,783
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025		38	39,520
Fresh Market, Inc. (The)†	9.75%	5/1/2023		15	15,431
Nathan’s Famous, Inc.†	6.625%	11/1/2025		25	25,488
Total					89,222

Forest Products & Paper 0.18%
Resolute Forest Products, Inc. (Canada)†(a)	4.875%	3/1/2026		34	34,637

Health Care-Services 2.09%
Air Methods Corp.†	8.00%	5/15/2025		44	33,729
CHS/Community Health Systems, Inc.†	5.625%	3/15/2027		50	52,385
Global Medical Response, Inc.†	6.50%	10/1/2025		22	21,854
Hadrian Merger Sub, Inc.†	8.50%	5/1/2026		24	24,870
Legacy LifePoint Health LLC†	4.375%	2/15/2027		70	69,387
ModivCare, Inc.†	5.875%	11/15/2025		15	15,769
Radiology Partners, Inc.†	9.25%	2/1/2028		34	36,097
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.†	9.75%	12/1/2026		9	9,506
Select Medical Corp.†	6.25%	8/15/2026		35	36,653
Tenet Healthcare Corp.†	4.875%	1/1/2026		70	71,837
US Acute Care Solutions LLC†	6.375%	3/1/2026		25	25,969
Total					398,056

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Home Builders 1.36%
Forestar Group, Inc.†	3.85%		5/15/2026		$76	$76,095
Meritage Homes Corp.	6.00%		6/1/2025		17	19,108
New Home Co., Inc. (The)†	7.25%		10/15/2025		51	52,721
Picasso Finance Sub, Inc.†	6.125%		6/15/2025		11	11,591
STL Holding Co. LLC†	7.50%		2/15/2026		42	44,205
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.	5.875%		6/15/2024		50	55,450
Total						259,170

Housewares 0.27%
CD&R Smokey Buyer, Inc.†	6.75%		7/15/2025		6	6,345
Newell Brands, Inc.	4.70%		4/1/2026		30	32,892
Newell Brands, Inc.	4.875%		6/1/2025		12	13,159
Total						52,396

Insurance 0.37%
Acrisure LLC/Acrisure Finance, Inc.†	7.00%		11/15/2025		7	7,079
Global Atlantic Fin Co.†	4.70% (5 Yr. Treasury CMT + 3.80%	)#	10/15/2051		20	20,616
Radian Group, Inc.	4.875%		3/15/2027		40	43,702
Total						71,397

Internet 1.22%
Netflix, Inc.†	3.625%		6/15/2025		136	144,771
TripAdvisor, Inc.†	7.00%		7/15/2025		30	31,762
Uber Technologies, Inc.†	7.50%		5/15/2025		12	12,807
Uber Technologies, Inc.†	8.00%		11/1/2026		40	42,626
Total						231,966

Iron-Steel 0.11%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada)†(a)	8.75%		7/15/2026		20	21,217

Leisure Time 2.75%
Carnival Corp.†	4.00%		8/1/2028		30	30,038
Carnival Corp.†	7.625%		3/1/2026		20	21,097
Carnival Corp.†	10.50%		2/1/2026		70	81,427
Life Time, Inc.†	5.75%		1/15/2026		34	34,948
NCL Corp. Ltd.†	3.625%		12/15/2024		51	48,067
NCL Corp. Ltd.†	5.875%		3/15/2026		14	14,053
NCL Corp. Ltd.†	12.25%		5/15/2024		17	20,075
Pinnacle Bidco plc(c)	5.50%		2/15/2025	EUR	100	117,970

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Leisure Time (continued)
Royal Caribbean Cruises Ltd.†	9.125%	6/15/2023	$116	$126,095
Royal Caribbean Cruises Ltd.†	11.50%	6/1/2025	27	30,763
Total				524,533

Lodging 1.55%
Boyd Gaming Corp.†	8.625%	6/1/2025	15	16,181
MGM Resorts International	5.50%	4/15/2027	25	26,969
MGM Resorts International	5.75%	6/15/2025	15	16,219
MGM Resorts International	6.00%	3/15/2023	72	76,066
MGM Resorts International	6.75%	5/1/2025	11	11,598
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.†	5.875%	5/15/2025	29	28,763
Travel and Leisure Co.†	6.625%	7/31/2026	50	55,900
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	4.25%	5/30/2023	14	14,087
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%	5/15/2027	33	33,495
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.50%	3/1/2025	17	17,308
Total				296,586

Machinery: Construction & Mining 0.23%
Manitowoc Co., Inc. (The)†	9.00%	4/1/2026	42	44,773

Machinery-Diversified 0.26%
Clark Equipment Co.†	5.875%	6/1/2025	27	28,181
Granite US Holdings Corp.†	11.00%	10/1/2027	19	20,836
Total				49,017

Media 1.04%
Diamond Sports Group LLC/Diamond Sports Finance Co.†	5.375%	8/15/2026	30	17,010
Diamond Sports Group LLC/Diamond Sports Finance Co.†	6.625%	8/15/2027	40	12,000
DISH DBS Corp.	5.875%	11/15/2024	50	53,313
Gray Television, Inc.†	7.00%	5/15/2027	50	53,563
Nexstar Media, Inc.†	5.625%	7/15/2027	25	26,406
Radiate Holdco LLC/Radiate Finance, Inc.†	4.50%	9/15/2026	35	35,605
Total				197,897

Metal Fabricate-Hardware 0.15%
Park-Ohio Industries, Inc.	6.625%	4/15/2027	30	28,250

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Mining 1.96%
Compass Minerals International, Inc.†	4.875%		7/15/2024		$32	$33,360
FMG Resources August 2006 Pty Ltd. (Australia)†(a)	4.50%		9/15/2027		59	61,729
FMG Resources August 2006 Pty Ltd. (Australia)†(a)	5.125%		5/15/2024		27	28,814
Freeport-McMoRan, Inc.	4.55%		11/14/2024		136	147,223
Hudbay Minerals, Inc. (Canada)†(a)	4.50%		4/1/2026		55	54,931
New Gold, Inc. (Canada)†(a)	6.375%		5/15/2025		21	21,646
Novelis Corp.†	3.25%		11/15/2026		6	5,992
Taseko Mines Ltd. (Canada)†(a)	7.00%		2/15/2026		19	19,665
Total						373,360

Miscellaneous Manufacturing 1.16%
FXI Holdings, Inc.†	7.875%		11/1/2024		59	60,180
General Electric Co.	3.446% (3 Mo. LIBOR + 3.33%	)#	–	(b)	97	94,797
Trinity Industries, Inc.	4.55%		10/1/2024		62	65,788
Total						220,765

Oil & Gas 14.00%
Aethon United BR LP/Aethon United Finance Corp.†	8.25%		2/15/2026		53	56,999
Antero Resources Corp.†	8.375%		7/15/2026		16	18,020
Apache Corp.	4.625%		11/15/2025		81	87,418
Berry Petroleum Co. LLC†	7.00%		2/15/2026		62	62,999
Bonanza Creek Energy, Inc.†	5.00%		10/15/2026		29	29,332
California Resources Corp.†	7.125%		2/1/2026		84	88,722
Callon Petroleum Co.	6.125%		10/1/2024		46	45,453
Callon Petroleum Co.	6.375%		7/1/2026		19	18,082
Callon Petroleum Co.†	9.00%		4/1/2025		30	32,288
Centennial Resource Production LLC†	5.375%		1/15/2026		117	116,822
Chesapeake Energy Corp.†	5.50%		2/1/2026		50	52,188
Citgo Holding, Inc.†	9.25%		8/1/2024		45	45,746
CITGO Petroleum Corp.†	6.375%		6/15/2026		20	20,625
CITGO Petroleum Corp.†	7.00%		6/15/2025		65	67,070
Colgate Energy Partners III LLC†	7.75%		2/15/2026		69	73,744
Comstock Resources, Inc.†	7.50%		5/15/2025		4	4,155
CrownRock LP/CrownRock Finance, Inc.†	5.625%		10/15/2025		47	48,116
Encino Acquisition Partners Holdings LLC†	8.50%		5/1/2028		40	41,870
EQT Corp.†	3.125%		5/15/2026		45	45,395
EQT Corp.	6.625%		2/1/2025		70	78,838
Gulfport Energy Operating Corp.†	8.00%		5/17/2026		59	64,875

32	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil & Gas (continued)
Independence Energy Finance LLC†	7.25%	5/1/2026	$49	$51,021
Laredo Petroleum, Inc.	9.50%	1/15/2025	95	97,819
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.00%	8/1/2026	62	63,716
Matador Resources Co.	5.875%	9/15/2026	102	105,454
MEG Energy Corp. (Canada)†(a)	6.50%	1/15/2025	12	12,300
MEG Energy Corp. (Canada)†(a)	7.125%	2/1/2027	70	73,588
Murphy Oil Corp.	5.75%	8/15/2025	17	17,446
Murphy Oil Corp.	6.875%	8/15/2024	43	43,923
Nabors Industries Ltd.†	7.25%	1/15/2026	26	25,264
Nabors Industries, Inc.	5.75%	2/1/2025	27	25,700
Nabors Industries, Inc.†	9.00%	2/1/2025	40	41,465
Oasis Petroleum, Inc.†	6.375%	6/1/2026	70	74,113
Occidental Petroleum Corp.	5.55%	3/15/2026	315	348,075
Ovintiv Exploration, Inc.	5.375%	1/1/2026	25	27,854
PBF Holding Co. LLC/PBF Finance Corp.†	9.25%	5/15/2025	64	62,220
PDC Energy, Inc.	5.75%	5/15/2026	65	66,950
PDC Energy, Inc.	6.125%	9/15/2024	19	19,298
Precision Drilling Corp. (Canada)†(a)	6.875%	1/15/2029	16	16,548
Precision Drilling Corp. (Canada)†(a)	7.125%	1/15/2026	62	63,847
Range Resources Corp.	4.875%	5/15/2025	77	80,369
Range Resources Corp.	5.00%	3/15/2023	42	43,226
SM Energy Co.	5.625%	6/1/2025	107	107,401
Southwestern Energy Co.	6.45%	1/23/2025	72	78,570
Transocean Guardian Ltd.†	5.875%	1/15/2024	17	16,359
Transocean Sentry Ltd.†	5.375%	5/15/2023	11	10,852
Total				2,672,135

Oil & Gas Services 2.45%
ChampionX Corp	6.375%	5/1/2026	18	18,872
Oceaneering International, Inc.	4.65%	11/15/2024	97	100,880
TechnipFMC plc (United Kingdom)†(a)	6.50%	2/1/2026	66	70,405
Transocean Proteus Ltd.†	6.25%	12/1/2024	11	11,125
USA Compression Partners LP/USA Compression Finance Corp.	6.875%	4/1/2026	59	61,065
Welltec International ApS (Denmark)†(a)	8.25%	10/15/2026	200	205,351
Total				467,698

Packaging & Containers 0.03%
Trident TPI Holdings, Inc.†	9.25%	8/1/2024	6	6,286

See Notes to Schedule of Investments.	33

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)		Fair Value
Pharmaceuticals 0.16%
Herbalife Nutrition Ltd./HLF Financing, Inc.†	7.875%		9/1/2025			$29	$31,174

Pipelines 2.11%
Antero Midstream Partners LP/Antero Midstream Finance Corp.†	7.875%		5/15/2026			52	56,940
Buckeye Partners LP	3.95%		12/1/2026			16	16,423
Buckeye Partners LP†	4.125%		3/1/2025			12	12,315
Buckeye Partners LP	6.375% (3 Mo. LIBOR + 4.02%	)#	1/22/2078			85	77,851
Energy Transfer LP	6.50% (5 Yr. Treasury CMT + 5.69%	)#	–	(b)		49	50,837
Northriver Midstream Finance LP (Canada)†(a)	5.625%		2/15/2026			33	34,145
Plains All American Pipeline LP	6.125% (3 Mo. LIBOR + 4.11%	)#	–	(b)		30	27,225
Rattler Midstream LP†	5.625%		7/15/2025			10	10,463
Western Midstream Operating LP	3.95%		6/1/2025			111	117,061
Total							403,260

Real Estate 1.74%
Peach Property Finance GmbH†(c)	4.375%		11/15/2025		EUR	100	118,263
Signa Development Finance SCS†(c)	5.50%		7/23/2026		EUR	100	101,584
Vivion Investments Sarl(c)	3.00%		8/8/2024		EUR	100	111,630
Total							331,477

REITS 1.98%
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%		6/15/2026			$68	67,491
HAT Holdings I LLC/HAT Holdings II LLC†	6.00%		4/15/2025			74	77,160
IIP Operating Partnership LP	5.50%		5/25/2026			20	21,122
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.25%		2/1/2027			15	15,096
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	5.25%		10/1/2025			58	58,508
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.†	4.625%		6/15/2025			8	8,610
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.	5.625%		5/1/2024			36	39,100
VICI Properties LP/VICI Note Co., Inc.†	3.50%		2/15/2025			63	64,181
XHR LP†	6.375%		8/15/2025			25	26,406
Total							377,674

34	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Retail 3.18%
Bath & Body Works, Inc.†	9.375%		7/1/2025		$32	$39,720
BCPE Ulysses Intermediate, Inc. PIK 8.50%†	7.75%		4/1/2027		60	57,326
Brinker International, Inc.†	5.00%		10/1/2024		63	66,780
Caleres, Inc.	6.25%		8/15/2023		6	6,019
Carvana Co.†	5.625%		10/1/2025		34	34,765
CEC Entertainment LLC†	6.75%		5/1/2026		17	17,016
Guitar Center, Inc.†	8.50%		1/15/2026		34	36,271
Lithia Motors, Inc.†	4.625%		12/15/2027		50	52,925
Macy’s Retail Holdings LLC	3.625%		6/1/2024		55	56,908
NMG Holding Co., Inc./Neiman Marcus Group LLC†	7.125%		4/1/2026		16	16,825
Party City Holdings, Inc.†	6.625%		8/1/2026		20	16,800
Party City Holdings, Inc.†	8.75%		2/15/2026		33	33,795
Specialty Building Products Holdings LLC/SBP Finance Corp.†	6.375%		9/30/2026		18	18,765
Staples, Inc.†	7.50%		4/15/2026		13	13,159
Staples, Inc.†	10.75%		4/15/2027		14	13,393
Stonegate Pub Co. Financing 2019 plc(c)	5.75% (3 Mo. EURIBOR + 5.75%	)#	7/31/2025	EUR	100	114,868
White Cap Parent LLC PIK 8.25%†	8.25%		3/15/2026		$11	11,138
Total						606,473

Semiconductors 0.23%
Microchip Technology, Inc.	4.25%		9/1/2025		43	44,735

Software 0.18%
Fair Isaac Corp.†	5.25%		5/15/2026		15	16,744
Veritas US, Inc./Veritas Bermuda Ltd.†	7.50%		9/1/2025		17	17,638
Total						34,382

Telecommunications 1.04%
Sprint Corp.	7.625%		2/15/2025		135	157,106
Sprint Corp.	7.625%		3/1/2026		35	42,005
Total						199,111

Total Trucking & Leasing 0.59%
Fly Leasing Ltd. (Ireland)†(a)	7.00%		10/15/2024		60	59,008
Fortress Transportation and Infrastructure Investors LLC†	6.50%		10/1/2025		52	53,576
Total						112,584

See Notes to Schedule of Investments.	35

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Toys/Games/Hobbies 0.11%
Mattel, Inc.†	3.375%		4/1/2026	$21	$21,630

Water 0.22%
Solaris Midstream Holdings LLC†	7.625%		4/1/2026	39	41,182
Total Corporate Bonds (cost $13,816,524)					14,062,440

FLOATING RATE LOANS(e) 15.12%

Advertising 0.20%
AppLovin Corporation 2021 Term Loan B	–	(f)	10/21/2028	37	37,250

Aerospace/Defense 0.18%
Spirit Aerosystems, Inc. 2021 Term Loan B	–	(f)	1/15/2025	2	2,238
WP CPP Holdings, LLC 2018 Term Loan	4.75% (1 Mo. LIBOR + 3.75% (3 Mo. LIBOR + 3.75%	) )	4/30/2025	32	31,723
Total					33,961

Air Transportation 0.32%
SkyMiles IP Ltd. 2020 Skymiles Term Loan B	4.75% (3 Mo. LIBOR + 3.75%	)	10/20/2027	58	61,834

Auto Parts: Original Equipment 0.10%
Chassix Inc. 2017 1st Lien Term Loan	6.50% (3 Mo. LIBOR + 5.50%	)	11/15/2023	20	19,398

Automotive 0.31%
Drive Chassis HoldCo, LLC 2019 2nd Lien Term Loan	6.869% (1 Mo. LIBOR + 6.00%	)	4/10/2026	58	58,820

Building Materials 0.61%
Associated Asphalt Partners, LLC 2017 Term Loan B	6.25% (1 Mo. LIBOR + 5.25%	)	4/5/2024	17	15,910
Quikrete Holdings, Inc. 2021 Term Loan B1	–	(f)	2/21/2028	75	74,827
Rexnord LLC 2021 Term Loan B	2.75% (1 Mo. LIBOR + 2.25%	)	10/4/2028	26	25,968
Total					116,705

Business Services 0.84%
Brand Energy & Infrastructure Services, Inc. 2017 Term Loan	5.25% (3 Mo. LIBOR + 4.25%	)	6/21/2024	36	35,449

36	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Business Services (continued)
KUEHG Corp. 2018 Incremental Term Loan	4.75% (3 Mo. LIBOR + 3.75%	)	2/21/2025	$29	$29,182
Sweetwater Borrower, LLC Term Loan B	5.50% (3 Mo. LIBOR + 4.75%	)	8/7/2028	44	43,926
Syniverse Holdings, Inc. 2018 1st Lien Term Loan	6.00% (3 Mo. LIBOR + 5.00%	)	3/9/2023	27	26,960
Team Health Holdings, Inc. 1st Lien Term Loan	3.75% (1 Mo. LIBOR + 2.75%	)	2/6/2024	25	23,885
Total					159,402

Chemicals 0.89%
ASP Unifrax Holdings Inc Term Loan B	3.882% (3 Mo. LIBOR + 3.75%	)	12/12/2025	46	45,301
LSF11 A5 Holdco LLC Term Loan	4.25% (3 Mo. LIBOR + 3.75%	)	10/15/2028	16	15,586
LTI Holdings, Inc. 2018 Add On 1st Lien Term Loan	3.587% (1 Mo. LIBOR + 3.50%	)	9/6/2025	20	19,432
Messer Industries GmbH 2018 USD Term Loan	2.632% (3 Mo. LIBOR + 2.50%	)	3/1/2026	18	17,549
Starfruit Finco B.V 2018 USD Term Loan B (Netherlands)(a)	2.839% (1 Mo. LIBOR + 2.75%	)	10/1/2025	73	72,730
Total					170,598

Coal 0.46%
Alpha Metallurgical Resources, Inc. 2019 Term Loan	10.00% (3 Mo. LIBOR + 8.00%	)	6/14/2024	44	43,922
Peabody Energy Corporation 2018 Term Loan	–	(f)	3/31/2025	50	44,238
Total					88,160

Computer Hardware 0.26%
Escape Velocity Holdings, Inc. 2021 Term Loan	4.75% (3 Mo. LIBOR+4.25%	)	10/8/2028	15	15,136
Magenta Buyer LLC 2021 USD 1st Lien Term Loan	5.75% (3 Mo. LIBOR + 5.00%	)	7/27/2028	35	34,803
Total					49,939

See Notes to Schedule of Investments.	37

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Computer Software 0.63%
Applied Systems, Inc. 2017 1st Lien Term Loan	–	(f)	9/19/2024	$15	$15,085
Banff Merger Sub Inc 2021 USD 2nd Lien Term Loan	6.00% (3 Mo. LIBOR + 5.50%	)	2/27/2026	18	17,887
Grab Holdings Inc Term Loan B	5.50% (1 Mo. LIBOR + 4.50%	)	1/29/2026	25	25,575
Liftoff Mobile Inc Term Loan B	4.25% (3 Mo. LIBOR + 3.75%	)	10/2/2028	28	27,745
Renaissance Holding Corp. 2018 1st Lien Term Loan	3.337% (1 Mo. LIBOR + 3.25%	)	5/30/2025	35	34,657
Total					120,949

Drugs 0.07%
Canopy Growth Corporation Term Loan (Canada)(a)	9.50% (3 Mo. LIBOR + 8.50%	)	3/18/2026	12	13,337

Electric: Power 0.26%
Astoria Energy LLC 2020 Term Loan B	4.50% (3 Mo. LIBOR + 3.50%	)	12/10/2027	30	29,760
Helix Gen Funding, LLC Term Loan B	4.75% (1 Mo. LIBOR + 3.75%	)	6/3/2024	21	20,037
Total					49,797

Electronics 0.38%
Deliver Buyer, Inc. Term Loan B	5.132% (3 Mo. LIBOR + 5.00%	)	5/1/2024	42	41,699
Electrical Components International, Inc. 2018 1st Lien Term Loan	4.349% (3 Mo. LIBOR + 4.25%	)	6/26/2025	32	31,305
Total					73,004

Energy Equipment & Services 0.62%
Array Technologies, Inc. Term Loan B	3.75% (3 Mo. LIBOR + 3.25%	)	10/14/2027	33	33,380
Centuri Group, Inc Term Loan B	3.00% (3 Mo. LIBOR + 2.50%	)	8/27/2028	11	10,891
Esdec Solar Group B.V. Term Loan B (Netherlands)(a)	5.75% (6 Mo. LIBOR + 5.00%	)	8/30/2028	45	45,331
Refficiency Holdings LLC 2021 Delayed Draw Term Loan(g)	–	(f)	12/31/2027	2	1,947

38	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Energy Equipment & Services (continued)
Refficiency Holdings LLC 2021 Term Loan	–	(f)	12/31/2027		$10	$10,054
USIC Holdings, Inc. 2021 2nd Lien Term Loan	7.25% (1 Mo. LIBOR + 6.50%	)	5/7/2029		16	16,726
Total						118,329

Entertainment 0.58%
Cinemark USA, Inc. 2018 Term Loan B	1.84% (1 Mo. LIBOR + 1.75%	)	3/31/2025		55	52,402
Motion Finco Sarl Delayed Draw Term Loan B2 (Luxembourg)(a)	3.382% (3 Mo. LIBOR + 3.25%	)	11/12/2026		4	3,504
Motion Finco Sarl USD Term Loan B1 (Luxembourg)(a)	3.382% (3 Mo. LIBOR + 3.25%	)	11/12/2026		27	26,461
Vue International Bidco p.l.c. 2019 EUR Term Loan B(c)	4.75% (6 Mo. EURIBOR + 4.75%	)	7/3/2026	EUR	27	29,181
Total						111,548

Environmental Services 0.18%
Robertshaw US Holding Corp 2018 1st Lien Term Loan	4.50% (1 Mo. LIBOR + 3.50%	)	2/28/2025		$35	34,265

Financial Services 0.78%
Advisor Group, Inc. 2021 Term Loan	4.587% (1 Mo. LIBOR + 4.50%	)	7/31/2026		39	38,642
Edelman Financial Center, LLC 2021 Term Loan B	–	(f)	4/7/2028		36	35,941
Hudson River Trading LLC 2021 Term Loan	–	(f)	3/20/2028		50	49,652
SSH Group Holdings, Inc. 2018 1st Lien Term Loan	4.382% (3 Mo. LIBOR + 4.25%	)	7/30/2025		25	23,934
Total						148,169

Food 0.07%
Sovos Brands Intermediate, Inc. 2021 Term Loan	4.50% (3 Mo. LIBOR + 3.75%	)	6/8/2028		13	13,114

See Notes to Schedule of Investments.	39

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Food/Beverage 0.08%
Aramark Services, Inc. 2018 Term Loan B3	1.837% (1 Mo. LIBOR + 1.75%	)	3/11/2025	$15		$14,671

Health Care Products 0.21%
Insulet Corporation Term Loan B	3.75% (1 Mo. LIBOR + 3.25%	)	5/4/2028	40		40,012

Health Care Services 1.03%
Electron BidCo Inc. 2021 Term Loan	–	(f)	10/7/2028	8		7,528
EyeCare Partners, LLC 2020 Term Loan	3.882% (3 Mo. LIBOR + 3.75%	)	2/18/2027	40		39,636
EyeCare Partners, LLC 2021 2nd Lien Term Loan	–	(f)	10/14/2028	17		16,921
EyeCare Partners, LLC 2021 Delayed Draw Term Loan(g)	–	(f)	10/14/2028	4		4,229
Global Medical Response, Inc. 2017 Incremental Term Loan	–	(f)	3/14/2025	9		9,086
Heartland Dental, LLC 2018 1st Lien Term Loan	3.587% (1 Mo. LIBOR + 3.50%	)	4/30/2025	41		40,397
Medical Solutions L.L.C. 2021 Delayed Draw Term Loan(g)	–	(f)	10/5/2028	3		3,412
Medical Solutions L.L.C. 2021 First Lien Term Loan	–	(f)	10/7/2028	18		17,916
National Mentor Holdings, Inc. 2021 Delayed Draw Term Loan(g)	3.75%		3/2/2028	1		1,179
National Mentor Holdings, Inc. 2021 Term Loan	4.50% (1 Mo. LIBOR + 3.75% (3 Mo. LIBOR + 3.75%	) )	3/2/2028	25		25,333
National Mentor Holdings, Inc. 2021 Term Loan C	4.50% (3 Mo. LIBOR + 3.75%	)	3/2/2028	1		800
U.S. Renal Care, Inc. 2019 Term Loan B	5.125% (1 Mo. LIBOR + 5.00%	)	6/26/2026	31		30,556
Wellpath Holdings, Inc. 2018 1st Lien Term Loan	5.587% - 5.63% (1 Mo. LIBOR + 5.50% (3 Mo. LIBOR + 5.50%	) )	10/1/2025	–	(h)	26
Total						197,019

40	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Insurance 0.08%
Asurion LLC 2018 Term Loan B7	3.087% (1 Mo. LIBOR + 3.00%	)	11/3/2024	$16	$15,715

Leisure 1.10%
Alterra Mountain Company Term Loan B1	2.837% (1 Mo. LIBOR + 2.75%	)	7/31/2024	18	17,729
Bulldog Purchaser Inc. 2018 Term Loan	3.871% (3 Mo. LIBOR + 3.75%	)	9/5/2025	16	15,383
Carnival Corporation 2021 Incremental Term Loan B	4.00% (6 Mo. LIBOR + 3.25%	)	10/18/2028	23	23,212
City Football Group Limited Term Loan (United Kingdom)(a)	4.00% (6 Mo. LIBOR + 3.50%	)	7/21/2028	36	36,314
CMBF LLC Delayed Draw Term Loan(g)	3.00%		8/2/2028	4	4,364
CMBF LLC Term Loan	6.50% (1 Mo. LIBOR + 6.00%	)	8/2/2028	15	14,662
Equinox Holdings, Inc. 2017 1st Lien Term Loan	4.00% (3 Mo. LIBOR + 3.00%	)	3/8/2024	14	13,309
Equinox Holdings, Inc. 2020 Term Loan B2	10.00% (3 Mo. LIBOR + 9.00%	)	3/8/2024	14	13,773
Gibson Brands Inc. 2021 Term Loan	5.75% (3 Mo. LIBOR + 5.00%	)	6/25/2028	21	20,449
Life Time Fitness Inc 2021 Term Loan B	5.75% (3 Mo. LIBOR + 4.75%	)	12/16/2024	6	5,812
TopGolf International, Inc. Term Loan B	7.00% (3 Mo. LIBOR + 6.25%	)	2/8/2026	25	25,211
United PF Holdings, LLC 2019 1st Lien Term Loan	4.132% (3 Mo. LIBOR + 4.00%	)	12/30/2026	20	19,347
Total					209,565

Lodging 0.15%
Spectacle Gary Holdings LLC Delayed Draw Term Loan	11.00% (1 Mo. LIBOR + 9.00%	)	12/23/2025	2	1,906
Spectacle Gary Holdings LLC Term Loan B	11.00% (1 Mo. LIBOR + 9.00%	)	12/23/2025	24	26,345
Total					28,251

See Notes to Schedule of Investments.	41

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Machinery: Industrial/Specialty 0.58%
Arcline FM Holdings, LLC 2021 1st Lien Term Loan	5.50% (3 Mo. LIBOR + 4.75%	)	6/23/2028	$33	$33,353
Engineered Machinery Holdings, Inc. 2021 USD Incremental Term Loan	4.50% (3 Mo. LIBOR + 3.75%	)	5/19/2028	40	40,108
Granite Holdings US Acquisition Co. 2021 Term Loan B	4.132% (3 Mo. LIBOR + 4.00%	)	9/30/2026	37	36,740
Total					110,201

Media 0.55%
Banijay Entertainment S.A.S USD Term Loan (France)(a)	3.83% (1 Mo. LIBOR + 3.75%	)	3/1/2025	30	29,731
NEP/NCP Holdco, Inc. 2018 2nd Lien Term Loan	7.087% (1 Mo. LIBOR + 7.00%	)	10/19/2026	25	24,288
Nexstar Broadcasting, Inc. 2019 Term Loan B4	2.582% (1 Mo. LIBOR + 2.50%	)	9/18/2026	50	49,981
Total					104,000

Miscellaneous 0.65%
Cvent, Inc. 1st Lien Term Loan	3.837% (1 Mo. LIBOR + 3.75%	)	11/29/2024	15	15,359
MND Holdings III Corp 2018 1st Lien Term Loan	4.50% (3 Mo. LIBOR + 3.50%	)	6/19/2024	56	53,991
Paysafe Group Holdings II Limited USD Term Loan B1 (United Kingdom)(a)	–	(f)	6/28/2028	30	30,303
Pearl Intermediate Parent LLC 2018 1st Lien Term Loan	2.837% (1 Mo. LIBOR + 2.75%	)	2/14/2025	18	18,204
WideOpenWest Finance LLC 2017 Term Loan B	4.25% (1 Mo. LIBOR + 3.25%	)	8/18/2023	7	7,020
Total					124,877

Oil 0.26%
Brazos Delaware II, LLC Term Loan B	4.086% (1 Mo. LIBOR + 4.00%	)	5/21/2025	51	50,367

42	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers 0.09%
Oryx Midstream Services Permian Basin LLC Term Loan B	3.75% (3 Mo. LIBOR + 3.25%	)	10/5/2028	$16	$16,281

Oil: Integrated Domestic 0.50%
BCP Raptor II, LLC 1st Lien Term Loan	4.837% (1 Mo. LIBOR + 4.75%	)	11/3/2025	39	38,674
Ulterra Drilling Technologies, LP Term Loan B	5.337% (1 Mo. LIBOR + 5.25%	)	11/26/2025	60	55,818
Total					94,492

Real Estate 0.46%
Claros Mortgage Trust, Inc. Term Loan B	6.00% (1 Mo. LIBOR + 5.00%	)	8/9/2026	59	59,000
Washington Prime Group, L.P. 2018 Revolver(g)	–	(f)	12/30/2021	13	12,890
Washington Prime Group, L.P. 2018 Term Loan	–	(f)	12/30/2022	9	8,998
Washington Prime Group, L.P. Term Loan	–	(f)	1/10/2023	6	5,921
Total					86,809

Retail 0.82%
BDF Acquisition Corp. 1st Lien Term Loan	6.25% (1 Mo. LIBOR + 5.25%	)	8/14/2023	15	14,777	(i)
Golden Nugget, Inc. 2017 Incremental Term Loan B	3.25% (2 Mo. LIBOR + 2.50% (3 Mo. LIBOR + 2.50%	) )	10/4/2023	20	19,745
Miller’s Ale House, Inc. 2018 Term Loan	4.836% (1 Mo. LIBOR + 4.75%	)	5/30/2025	19	18,421
Panera Bread Company Term Loan A	2.375% (1 Mo. LIBOR + 2.25%	)	7/18/2022	42	40,854
Rising Tide Holdings, Inc. Term Loan	5.50% (1 Mo. LIBOR + 4.75%	)	6/1/2028	21	21,487
Torrid LLC 2021 Term Loan B	6.25% (3 Mo. LIBOR + 5.50%	)	5/19/2028	41	41,686
Total					156,970

See Notes to Schedule of Investments.	43

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Security Services 0.10%
Armor Holding II LLC 2021 Term Loan B	–	(f)	10/29/2028	$20	$19,893	(i)

Technology 0.18%
Anastasia Parent, LLC 2018 Term Loan B	3.882% (3 Mo. LIBOR + 3.75%	)	8/11/2025	25	21,460
Imperva, Inc. 1st Lien Term Loan	5.00% (3 Mo. LIBOR + 4.00%	)	1/12/2026	12	11,876
Total					33,336

Transportation: Miscellaneous 0.34%
AIT Worldwide Logistics, Inc 2021 Term Loan	5.50% (3 Mo. LIBOR + 4.75%	)	3/31/2028	18	18,284
PS HoldCo, LLC 2021 Term Loan B	5.00% (2 Mo. LIBOR + 4.25%	)	9/22/2028	47	47,243
Total					65,527

Wholesale 0.20%
Fastlane Parent Company, Inc. 2018 Add On 1st Lien Term Loan	4.587% (1 Mo. LIBOR + 4.50%	)	2/4/2026	38	37,748
Total Floating Rate Loans (cost $2,835,132)					2,884,313

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.20%
BFLD 2019-DPLO F†	2.63% (1 Mo. LIBOR + 2.54%	)#	10/15/2034	33	32,167
Great Wolf Trust 2019-WOLF B†	1.424% (1 Mo. LIBOR + 1.33%	)#	12/15/2036	15	14,964
Great Wolf Trust 2019-WOLF D†	2.023% (1 Mo. LIBOR + 1.93%	)#	12/15/2036	27	26,775
Great Wolf Trust 2019-WOLF E†	2.822% (1 Mo. LIBOR + 2.73%	)#	12/15/2036	17	16,617
JP Morgan Chase Commercial Mortgage Securities Trust 2021-1440 E†	3.94% (1 Mo. LIBOR + 3.85%	)#	3/15/2036	100	100,338
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	1.39% (1 Mo. LIBOR + 1.30%	)#	6/15/2032	16	16,013
KKR Industrial Portfolio Trust 2021-KDIP D†	1.34% (1 Mo. LIBOR + 1.25%	)#	12/15/2037	8	7,363

44	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
KKR Industrial Portfolio Trust 2021-KDIP E†	1.64% (1 Mo. LIBOR + 1.55%	)#	12/15/2037	$8		$7,337
KKR Industrial Portfolio Trust 2021-KDIP F†	2.14% (1 Mo. LIBOR + 2.05%	)#	12/15/2037	8		7,524
Total Non-Agency Commercial Mortgage-Backed Securities (cost $225,877)						229,098

	Dividend Rate			Shares (000)

PREFERRED STOCKS 0.46%

Commercial Banks 0.16%
Synovus Financial Corp.	6.30% (3 Mo. LIBOR + 3.35%	)#		1		31,440

Media 0.13%
ViacomCBS, Inc.	5.75%			–	(j)	24,252

Metals & Mining 0.17%
RBC Bearings, Inc.	5.00%			–	(j)	32,648
Total Preferred Stocks (cost $88,740)						88,340
Total Long-Term Investments (cost $18,197,851)						18,534,553

				Principal Amount (000)

SHORT-TERM INVESTMENTS 3.01%

Repurchase Agreements 3.01%
Repurchase Agreement dated 10/29/2021, 0.00% due 11/1/2021 with Fixed Income Clearing Corp. collateralized by $614,100 of U.S. Treasury Note at 0.50% due 10/31/2027; value: $585,993; proceeds: $574,412 (cost $574,412)				$574		574,412
Total Investments in Securities 100.15% (cost $18,772,263)						19,108,965
Less Unfunded Loan Commitments (0.08%) (cost $15,193)						(15,191)
Net Investments in Securities 100.07% (cost $18,757,070)						19,093,774
Other Assets and Liabilities – Net(k) (0.07)%						(13,183)
Net Assets 100.00%						$19,080,591

See Notes to Schedule of Investments.	45

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2021

EUR	Euro.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Over Night Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At October 31, 2021, the total value of Rule 144A securities was $9,634,917, which represents 50.50% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at October 31, 2021.
(a)	Foreign security traded in U.S. dollars.
(b)	Security is perpetual in nature and has no stated maturity.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Securities purchased on a when-issued basis.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at October 31, 2021.
(f)	Interest rate to be determined.
(g)	Security partially/fully unfunded.
(h)	Amount is less than $1,000.
(i)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(j)	Amount represents less than 1,000 shares.
(k)	Other Assets and Liabilities - Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

Open Forward Foreign Currency Exchange Contracts at October 31, 2021:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Buy	Bank of America	12/10/2021	103,000	$118,892	$119,171	$279
Euro	Sell	Barclays Bank plc	12/10/2021	103,000	122,088	119,171	2,917
Euro	Sell	Goldman Sachs	12/10/2021	100,000	115,853	115,700	153
Euro	Sell	State Street Bank and Trust	12/10/2021	706,000	836,149	816,839	19,310
Euro	Sell	State Street Bank and Trust	12/10/2021	105,291	122,136	121,821	315
Unrealized Appreciation on Forward Foreign Currrency Exchange Contracts							$22,974

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Sell	State Street Bank and Trust	12/10/2021	24,000	$ 27,762	$ 27,768	$(6)
Euro	Sell	State Street Bank and Trust	12/10/2021	90,000	103,879	104,130	(251)
Unrealized Depreciation on Forward Foreign Currrency Exchange Contracts							$(257)

46	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

SHORT DURATION HIGH YIELD FUND October 31, 2021

Open Futures Contracts at October 31, 2021:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2021	14	Short	$(3,072,850)	$(3,069,500)	$3,350

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	December 2021	11	Short	$(1,337,768)	$(1,339,250)	$(1,482)

The following is a summary of the inputs used as of October 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$649,411	$–	$649,411
Convertible Bonds	–	620,951	–	620,951
Corporate Bonds	–	14,062,440	–	14,062,440
Floating Rate Loans
Retail	–	142,193	14,777	156,970
Security Services	–	–	19,893	19,893
Remaining Industries	–	2,707,450	–	2,707,450
Less Unfunded Commitments	–	(15,191)	–	(15,191)
Non-Agency Commercial
Mortgage-Backed Securities	–	229,098	–	229,098
Preferred Stocks	88,340	–	–	88,340
Short-Term Investments
Repurchase Agreements	–	574,412	–	574,412
Total	$88,340	$18,970,764	$34,670	$19,093,774
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$22,974	$–	$22,974
Liabilities	–	(257)	–	(257)
Futures Contracts
Assets	3,350	–	–	3,350
Liabilities	(1,482)	–	–	(1,482)
Total	$1,868	$22,717	$–	$24,585

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	47

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Trust I (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory Trust on January 30, 2020. The Trust’s predecessor corporation was organized on May 1, 2001. The Trust currently consists of the following four funds separately, a “Fund” and collectively, the “Funds”). Lord Abbett Climate Focused Bond Fund (“Climate Focused Bond Fund”), Lord Abbett International Growth Fund (“International Growth Fund”), Lord Abbett Mid Cap Innovation Growth Fund (“Mid Cap Innovation Growth Fund’) and Lord Abbett Short Duration High Yield Fund (“Short Duration High Yield Fund”). The International Growth Fund commenced operations on June 18, 2021. Climate Focused Bond Fund’s investment objective is total return. International Growth Fund’s investment objective is to seek long-term capital appreciation. Mid Cap Innovation Growth Fund’s investment objective is to seek capital appreciation. Short Duration High Yield Fund’s investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation-Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord Abbett & Co. LLC (“Lord Abbett”), each Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board has approved the use of an independent fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may

48

Notes to Schedule of Investments (unaudited)(continued)

use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of October 31, 2021 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

49

Notes to Schedule of Investments (unaudited)(concluded)

3. FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on the Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.

50

QPHR-TRI-1Q

(10/21)